Related Party Transactions (Details) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 15, 2022	Nov. 15, 2022	Oct. 26, 2022	Aug. 19, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 15, 2023	May 31, 2022	Nov. 11, 2021
Related Party Transactions (Details) [Line Items]
Outstanding amount					$ 184,612	$ 1,725,000	$ 0
Promissory notes									$ 409,612
Possesses earn out					3,500,000
Proposed public offering, description						Additionally, upon consummation of the IPO, the Sponsor sold 75,000 Founder Shares to each of the 11 Anchor Investors that purchased at least 9.9% of the units sold in the IPO, at their original purchase price of approximately $0.0058 per share. The aggregate fair value of these founder shares attributable to anchor investors is $6,270,000, or $7.60 per share. The Company allocated $6,265,215, the excess of the fair value over the gross proceeds from these Anchor Investors, among Class A common stock, Public Warrants and Private Placement Warrants.
Conversion shares (in Shares)			3,487,500
Exceeds price per share (in Dollars per share)						$ 12
Agreed loan amount					$ 1,299,000
Outstanding amount							0
Sponsor fees		$ 1,725,000
Promissory note description		the Company issued an unsecured promissory note (the “Sponsor Note”) allowing the Company to borrow up to $467,500 from the Sponsor. Amounts drawn under the Sponsor Note bear no interest and are due and payable upon the earlier to occur of (i) the date on which CENAQ’s initial business combination is consummated and (ii) the liquidation of the Company on or before February 16, 2023 or such later liquidation date as may be approved by the Company’s stockholders.
Received amount	$ 100,000
Outstanding amount						$ 100,000	$ 0
Description of related party transaction						As further described in Note 6, in connection with the Closing, and based on the $158,797,476 of redemptions, CENAQ Sponsor was due $184,612 under the Extension Note. At closing, CENAQ Sponsor was also due $100,000 under the Sponsor Note and $125,000 under the Promissory Note. However, on February 15, 2023, in lieu of repayment of the Extension Note and repayment of the Sponsor Note and Promissory Note, CENAQ entered into a new promissory note with the Sponsor totaling $409,612 (“New Promissory Note”). The New Promissory Note, cancels and supersedes the Extension Note and the Sponsor Note. The New Promissory note is non-interest bearing and the entire principal balance of the New Promissory Note is payable on or before February 15, 2024. The New Promissory Note is payable at Verde Clean Fuel’s election in cash or in Class A Common Stock at a conversion price of $10.00 per share.
Aggregate amount											$ 1,500,000
Working capital loans						$ 1,500,000
Warrants price per share (in Dollars per share)						$ 1
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Conversion price per share (in Dollars per share)					$ 10
Promissory Note One [Member]
Related Party Transactions (Details) [Line Items]
Promissory notes					$ 100,000
Promissory Note Two [Member]
Related Party Transactions (Details) [Line Items]
Promissory notes					125,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Agreed loan amount										$ 125,000
Promissory note interest percentage										10.00%
Outstanding amount						$ 125,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid								$ 25,000
Price per share (in Dollars per share)								$ 0.006
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Subject to forfeiture shares (in Shares)				562,500				562,500
Founder Shares [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Exceeds price per share (in Dollars per share)						$ 12
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)								$ 0.0001
Offering costs consideration amount (in Shares)								4,312,500
CENAQ Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount					$ 158,797,476